CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 29,041	$ 35,581
Short - term bank deposits		515
Trade receivables (net of allowance for doubtful accounts of $ 4,327 and $ 3,746 at December 31, 2018 and June 30, 2019 (unaudited), respectively)	121,449	123,451
Other accounts receivable and prepaid expenses	13,783	12,135
Inventories	73,900	53,509
Total current assets	238,173	225,191
NON-CURRENT ASSETS:
Long-term bank deposits	29	504
Deferred tax assets	6,236	7,476
Severance pay and pension fund	5,574	5,096
Property and equipment, net	35,009	33,613
Intangible assets, net	7,670	6,576
Other non-current assets	15,822	4,544
Total non-current assets	70,340	57,809
Total assets	308,513	283,000
CURRENT LIABILITIES:
Trade payables	79,431	78,892
Deferred revenues	3,770	3,873
Short term loans	8,900
Other accounts payable and accrued expenses	26,385	27,256
Total current liabilities	118,486	110,021
LONG-TERM LIABILITIES:
Deferred tax liability	24	28
Accrued severance pay and pensions	10,053	9,711
Deferred revenues	6,265
Other long-term payables	9,926	3,672
Total long-term liabilities	26,268	13,411
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital: Ordinary shares of NIS 0.01 par value - Authorized: 120,000,000 shares at December 31, 2018 and June 30, 2019 (unaudited); Issued: 83,571,181 and 83,711,656 shares at December 31, 2018 and June 30, 2019 (unaudited), respectively; Outstanding: 80,089,658 and 80,230,133 shares at December 31, 2018 and June 30, 2019 (unaudited), respectively.	215	214
Additional paid-in capital	416,835	415,408
Treasury shares at cost - 3,481,523 ordinary shares as of December 31, 2018 and June 30, 2019 (unaudited).	(20,091)	(20,091)
Accumulated other comprehensive loss	(8,016)	(9,208)
Accumulated deficits	(225,184)	(226,755)
Total shareholders' equity	163,759	159,568
Total liabilities and shareholders' equity	$ 308,513	$ 283,000